Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018
Credit Derivatives [Line Items]
Credit protection sold	SFr 190.3	SFr 213.9	SFr 190.3
Credit protection purchased	181.7	203.6
Other protection purchased	80.4	100.9
Other instruments	10.2	6.5
Total credit derivatives	462.6	524.9	462.6
Bank
Credit Derivatives [Line Items]
Credit protection sold	190.3	213.9	190.3
Credit protection purchased		203.6	181.7
Other protection purchased		100.9	80.4
Other instruments		6.5	10.2
Total credit derivatives	SFr 462.6	SFr 524.9	SFr 462.6